CONVERTIBLE NOTES/LONG-TERM DEBT (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Long-term debt
-Current portion	¥ 102,206	$ 16,123
-Non- Current portion	817,648	$ 128,981
Long-term debt	¥ 919,854
2024 Notes
Debt Instrument [Line Items]
Convertible notes			¥ 1,614,040